Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Curasset Capital Management Core Bond Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Curasset Capital Management Core Bond Fund - Founders Class
Trading Symbol	CMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Founders Class	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Curasset Core Bond Fund	10.74%	0.37%
Bloomberg US Aggregate Bond Index	11.57%	-1.59%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 273,445,000
Holdings Count | Holdings	282
Advisory Fees Paid, Amount	$ 821,981
Investment Company, Portfolio Turnover	31.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$273,445
Number of Holdings	282
Total Advisory Fee Paid	$821,981
Portfolio Turnover Rate	31.66%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Material Fund Change [Text Block]

How did the Fund perform?

For the period of October 1, 2023 to September 30, 2024, the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index.

What key factors affected the Fund's performance?

Shorter-than-benchmark duration was the primary detractor from performance relative to the benchmark. Outside of duration effects, security selection in mortgages, namely the exclusion of Agency mortgages, also detracted. Security selection in ABS, corporate bonds and out-of-benchmark positioning in CLOs partially offset these effects.

Curasset Capital Management Limited Term Income Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Limited Term Income Fund
Class Name	Curasset Capital Management Limited Term Income Fund - Founders Class
Trading Symbol	CMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/limited-term-income.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund - Founders Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Curasset Limited Term Income Fund	7.14%	2.82%
Bloomberg US Aggregate Bond Index	11.57%	-1.59%
Bloomberg US 1-3 Yr Bond Index	8.12%	2.32%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.The Bloomberg US 1-3 Yr Bond Index measures the performance of investment grade, US dollar-dominated, fix-rate, taxable Corporate and Government-related debt with a maturity between 1 and up to (but not including) 3 years.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 330,239,000
Holdings Count | Holdings	290
Advisory Fees Paid, Amount	$ 1,161,747
Investment Company, Portfolio Turnover	80.08%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$330,239
Number of Holdings	290
Total Advisory Fee Paid	$1,161,747
Portfolio Turnover Rate	80.08%

Holdings [Text Block]	Sector Breakdown Asset Back Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Material Fund Change [Text Block]

How did the Fund perform?

For the year ended September 30, 2024, the Fund returned 7.14%, underperforming the Bloomberg US Aggregate Bond Index (Broad based benchmark) which returned 11.57% and underperforming the Bloomberg US 1-3 Yr Bond Index (Fund's benchmark) which returned 8.12%.

What key factors affected the Fund's performance?

Strong security selection and overweight holding in ABS were the primary contributors to returns relative to the benchmark. Security selection in non-Agency MBS also boosted relative performance. Shorter-than-benchmark duration was a partial detractor, namely via underweight positioning in the three year Treasury.